Borrowing Arrangements - Notes payable future principal payments (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Future Principal Payments
2022 (remaining)	$ 20,214
2023	14,496	$ 10,829
2024	567	$ 10,906
Total future principal payments	$ 35,277